Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Share-Based Compensation [Line Items]
Reserved shares of common stock	9,727,439			3,759,109
Number of shares granted
Number of common stock reserved for issuance	10,356,721
Shares granted to be issued		3,631,044
Weighted average grant-date fair value (in Dollars per share)
Stock-based compensation expense (in Dollars)	$ 11,280,399	$ 35,660,544	$ 1,991,885
Cofounders [Member]
Share-Based Compensation [Line Items]
Shares granted as restricted stock units		9,477,335
Board Members [Member]
Share-Based Compensation [Line Items]
Shares granted as restricted stock units	1,178,902	245,814
Board of Directors [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock	245,814
Number of common stock reserved for issuance					10,000
Director [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock		1,178,902
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted		683,653
Shares granted as restricted stock units			8,461,504
2020 Stock Plan [Member]
Share-Based Compensation [Line Items]
Reserved shares of common stock	1,000,000
2023 Stock Plan [Member]
Share-Based Compensation [Line Items]
Reserved shares of common stock	30,002,672
Number of common stock reserved for issuance	2,821,712
2023 Stock Plan [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Shares granted as restricted stock units		205,880
Long-Term Incentive Plan Event I [Member]
Share-Based Compensation [Line Items]
Number of common stock reserved for issuance	2,869,750
Long-Term Incentive Plan Event II [Member]
Share-Based Compensation [Line Items]
Number of common stock reserved for issuance	3,417,718
Long-Term Incentive Plan Event III [Member]
Share-Based Compensation [Line Items]
Number of common stock reserved for issuance	3,631,044
Long-Term Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of shares granted		9,477,335
Long-Term Incentive Plan [Member] | Cofounders One [Member]
Share-Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	$ 2.36
Long-Term Incentive Plan [Member] | Cofounders Two [Member]
Share-Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	3.09
Long-Term Incentive Plan [Member] | Cofounders Three [Member]
Share-Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	$ 3.39
General and Administrative Expense [Member] | Board of Directors [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 796,339	$ 1,516,887
Co-Founders [Member]
Share-Based Compensation [Line Items]
Number of shares granted		5,846,291
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock	116,035
Number of shares granted	495,000	1,581,191	532,420
Weighted average grant-date fair value (in Dollars per share)	$ 3.28	$ 2.21	$ 3.99
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 8,834,112	$ 5,349,337	$ 1,887,735
Restricted Stock Units (RSUs) [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Weighted average grant-date fair value (in Dollars per share)				$ 1.3
Restricted Stock Units (RSUs) [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock	205,880
Weighted average grant-date fair value (in Dollars per share)	$ 2.38
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member]
Share-Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	$ 3.19	$ 1.29
Restricted Stock Units (RSUs) [Member] | During 2021 [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock				4,360,419
Vesting period				4 years
Restricted Stock Units (RSUs) [Member] | 2023 Stock plan [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock	4,360,419
Restricted Stock Units (RSUs) [Member] | 2023 Stock plan [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock			7,781,951
Weighted average grant-date fair value (in Dollars per share)			$ 0.63
Vesting period			4 years
Restricted Stock Units (RSUs) [Member] | 2023 Stock plan [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock			522,274
Weighted average grant-date fair value (in Dollars per share)			$ 0.71
Restricted Stock Units (RSUs) [Member] | During 2024 [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock		7,027,884
Weighted average grant-date fair value (in Dollars per share)		$ 3.36
Vesting period		4 years
Restricted Stock Units (RSUs) [Member] | During 2024 [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Shares issued pursuant to restricted stock		161,379
Weighted average grant-date fair value (in Dollars per share)		$ 2.96
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 9,394
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | During 2021 [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	643,802	$ 1,419,467	$ 1,415,589
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | 2023 Stock plan [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	1,815,689	764,004	468,913
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | 2023 Stock plan [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	0	335,933	$ 35,404
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | During 2024 [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	5,903,423	2,814,234
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member] | During 2024 [Member] | Board Members [Member]
Share-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 461,804	$ 15,699
Minimum [Member]
Share-Based Compensation [Line Items]
Reserved shares of common stock				1,000,000
Maximum [Member]
Share-Based Compensation [Line Items]
Reserved shares of common stock				4,759,109
Restricted Stock Units (RSUs) [Member] | Cofounders [Member]
Share-Based Compensation [Line Items]
Shares granted as restricted stock units		14,809,835
Employees [Member]
Share-Based Compensation [Line Items]
Weighted average grant-date fair value (in Dollars per share)	$ 3.47	$ 2.21	$ 3.99
Employees [Member] | Stock Options [Member]
Share-Based Compensation [Line Items]
Number of shares granted	1,454,248
Total unrecognized compensation cost (in Dollars)	$ 3,297,984	$ 3,590,372	$ 1,322,202
Weighted-average period	3 years
Consultants [Member] | Stock Options [Member]
Share-Based Compensation [Line Items]
Number of shares granted	76,996
Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares granted	4,360,419
Nonemployee [Member]
Share-Based Compensation [Line Items]
Total unrecognized compensation cost (in Dollars)		$ 0	$ 75,765